Note 9 - Equity (Details) - Other Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other Comprehensive Income (Loss) [Abstract]
Cash flow hedges	$ 1	[1]	$ (3)	[1]	$ (7)	[1]	$ (5)	[1]
Retirement benefit plans	(137)	[1]	(215)	[1]	(210)	[1]	(145)	[1]
Total	(136)	[1]	(218)	[1]	(217)	[1]	(150)	[1]
Other comprehensive income, before reclassifications	1	[1]	(2)		(5)
Other comprehensive income, before reclassifications	67	[1]
Other comprehensive income, before reclassifications	66	[1]
Amounts reclassified from accumulated other comprehensive loss	3	[1]	6		3
Amounts reclassified from accumulated other comprehensive loss	12	[1]
Amounts reclassified from accumulated other comprehensive loss	15	[1]
Cash flow hedges	4		4	[1]	(2)	[1]
Retirement benefit plans	78		(5)	[1]	(65)	[1]
Total	$ 82		$ (1)	[1]	$ (67)	[1]

[1]	All amounts are net of income taxes. Amounts in parentheses indicate debits to accumulated other comprehensive loss.